Expense Example - PSF Small-Cap Stock Index Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	41	128	224	505	66	208	362	810